Employee benefit plan	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee benefit plan

Note 12. Employee benefit plan

In 2018, the Company adopted a defined contribution retirement savings plan under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. The Company at its discretion offers matching contributions of up to 4% of each employee’s annual compensation. The Company provided matching contributions of $0.5 million and $0.7 million to the plan during the years ended December 31, 2019 and 2020, respectively.